Income Taxes (Narrative) (Details) (EUR €)	12 Months Ended
Dec. 31, 2012
Income Tax Examination, Penalties from Examination	€ 772,822
of which late interest	374,156
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	19,563
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	14,947
Other Tax Carryforward, Expiration Dates	2014 through 2032
Foreign Tax Authority [Member] | EDAP Technomed Inc [Member]
Operating Loss Carryforwards	11,112
Foreign Tax Authority [Member] | EDAP-TMS France S.A.S. [Member]
Operating Loss Carryforwards	1,600
Foreign Tax Authority [Member] | EDAP Technomed Co Ltd [Member]
Operating Loss Carryforwards	1,811
Foreign Tax Authority [Member] | EDAP Technomed Sdn Bhd Malaysia [Member]
Operating Loss Carryforwards	397
Foreign Tax Authority [Member] | EDAP TMS GmbH [Member]
Operating Loss Carryforwards	510
Foreign Tax Authority [Member] | EDAP TMS S.A. [Member]
Operating Loss Carryforwards	€ 42,488